Disclosure on individual items of the consolidated financial statements (Details) - Schedule of cash and cash equivalents - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents Abstract
Cash	€ 1	€ 1
Cash at banks	34,440	101,812
Total	€ 34,441	€ 101,813